Notes to the interim condensed consolidated statement of financial position - Liquidity agreement (Details) - Liquidity agreement with Kepler Cheuvreux	May 22, 2025	Jan. 19, 2018
Disclosure of classes of share capital [line items]
Liquidity agreement, annual extension term if not terminated		12 months
Liquidity agreement term	18 months